SELECTED QUARTERLY FINANCIAL DATA (Common Stock Market Price and Dividend Information) (Details) - $ / shares	3 Months Ended								12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Quarterly Financial Information Disclosure [Abstract]
Market price, high	$ 16.72	$ 18.05	$ 16.6	$ 16.85	$ 16.15	$ 15.5	$ 15.4	$ 12.9
Market price, low	15.60	15.4	14.76	15.39	14.44	14.1	12.01	11.1
Cash dividends declared, per share	$ 0.12	$ 0.08	$ 0.06	$ 0.06	$ 0.10	$ 0.06	$ 0.04	$ 0.04	$ 0.32	$ 0.24	$ 0.24